Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 1,117,826	¥ 984,345	¥ 980,000
Foreign exchange gains (losses)—net	[1]	(19,390)	189,526	91,611
Trading account gains (losses)—net		390,260	(603,910)	(491,947)
Investment gains (losses)—net:
Debt securities		(6,446)	5,167	(14,777)
Equity securities		1,010,288	135,601	(60,563)
Equity in earnings (losses) of equity method investees—net	[2]	19,791	(26,999)	34,587
Gains on disposal of premises and equipment		10,128	4,920	9,943
Other noninterest income	[3],[4]	221,273	199,453	120,936
Total noninterest income		2,743,729	888,103	669,790
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[2]	10,128	4,920	9,943
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[2]	(19,390)	189,526	91,611
Trading Account Gains
Disaggregation of Revenue [Line Items]
Trading account gains (losses)—net	[3]	390,260	(603,910)	(491,947)
Debt securities
Investment gains (losses)—net:
Debt securities	[2]	(6,446)	5,167	(14,777)
Equity securities
Investment gains (losses)—net:
Equity securities	[2]	1,010,288	135,601	(60,563)
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	246,865	190,026	184,014
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	15,591	15,540	15,358
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3],[6]	232,626	193,838	162,953
Remittance business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	106,762	104,201	103,979
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	115,504	109,358	122,014
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	136,800	130,576	141,365
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	38,329	36,529	36,899
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	43,791	41,150	35,296
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	181,558	163,127	178,122
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 1,117,826	¥ 984,345	¥ 980,000

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[6]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.